Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Related Party Balances and Transactions
Schedule of major related parties and their relationships

Company Name	Relationship with the Group
E-House	Under the common control of E-House Holdings until December 30, 2016, and E-House Holdings became largest shareholder since then (Note1).
SINA	SINA has significant influence the Company
Beijing China Real Estate Research Association Technology Ltd. (“CRERAT”)	Mr. Xin Zhou, executive chairman of Leju, is CRERAT’s chairman
Shanghai Yicang Enterprise Management Ltd. (“Yicang”)	Mr. Xin Zhou, executive chairman of Leju, is Yicang’s chairman and ultimate controller
Yunchuang	Mr. Xin Zhou, executive chairman of Leju, is Yunchuang’s ultimate controller
Shanghai Baoku Treasury Culture Development Corporation Ltd. (“Baoku”)	Mr. Xin Zhou, executive chairman of Leju, is Baoku’s ultimate controller.
Shanghai Baoku Information & Technology Ltd. (“Baoku I&T”)	Mr. Xin Zhou, executive chairman of Leju, is Baoku I&T’s ultimate controller.
Shanghai Quanzhuyi Home Furnishing Accessories Ltd. (“QuanZhuYi”)	One of the Group’s investment affiliates and the Group owns 13.5% equity interest
Tencent	A shareholder with significant influence on the Group
Jupai Holdings Ltd. (“Jupai”)	Mr. Xin Zhou, executive chairman of Leju, is Jupai’s director. E-House Holdings has significant influence on Jupai and Leju.

Schedule of significant related party transactions

	Year Ended December 31,
	2015	2016	2017
	$	$	$
Corporate service provided by E-House under services agreements	6,040,071	8,585,821	5,447,864
Online advertising agency fee recognized as cost of revenues purchased from SINA	6,093,974	9,841,434	15,629,868
Online advertising agency fee recognized as cost of revenues purchased from Tencent	—	—	16,349,409
Services purchased from/rental cost paid to E-House	5,927,764	3,570,474	6,473,108
Services purchased from CRERAT	—	56,928	—
Services purchased from BaoKu	—	7,454	—
Services purchased from Jupai	—	—	267,001
Services purchased from Yunchuang	—	—	55,018
Services purchased from Yicang	—	—	185,632

Total services purchased from related parties	18,061,809	22,062,111	44,407,900

Online advertising services provided to CRERAT	3,174	—	—
Online advertising services provided to E-House	28,679	94,548	126,168
Online advertising services provided to SINA	19,899	1,441	—
Online advertising services provided to BaoKu	—	7,752	—
Online advertising services provided to BaoKu I&T	—	140,639	—
Online advertising services provided to Quanzhuyi	—	—	23,603

Total Online advertising services provided to related parties	51,752	244,380	149,771

Loan from E-House (Note A)	—	89,462,593	—
Repayment loan to E-House (Note A)	42,513,286	87,600,000	1,862,593
Business acquisition from Yunchuang	—	—	6,000,000

Schedule of amounts due from related parties

	As of December 31,
	2016	2017
	$	$
E-House (1)	6,019,121	—
Yunchuang(2)	—	42,497
Tencent(3)	—	3,743,119
Baoku I&T(2)	—	291,392

Total	6,019,121	4,077,008

(1)	The amount due to E-House as of December 31, 2017 was primarily for corporate service fees charged to Leju. The balance is interest free and settable on demand.

(2)	The amount due from Yunchuang and Baoku I&T as of December 31, 2017 was the expense paid on behalf.

(3)	The amount due from Tencent as of December 31 2017 represents the rebates of online advertising agency fees prepaid to Tencent.

(4)	The amount due to SINA as of December 31, 2016 and 2017 represents online advertising agency fees payable to SINA.

(5)	The amount due to Yicang as of December 31, 2017 was the payable of rental expense.

(6)	The amount due to QuanZhuYi as of December 31, 2016 represents a cash advance for the marketing services provided by the Group.

Schedule of amounts due to related parties

	As of December 31,
	2016	2017
	$	$
SINA (4)	1,557,078	1,641,198
E-House (1)	—	1,376,955
Yicang(5)	—	74,717
QuanZhuYi(6)	24,271	—

Total	1,581,349	3,092,870

(1)	The amount due to E-House as of December 31, 2017 was primarily for corporate service fees charged to Leju. The balance is interest free and settable on demand.

(2)	The amount due from Yunchuang and Baoku I&T as of December 31, 2017 was the expense paid on behalf.

(3)	The amount due from Tencent as of December 31 2017 represents the rebates of online advertising agency fees prepaid to Tencent.

(4)	The amount due to SINA as of December 31, 2016 and 2017 represents online advertising agency fees payable to SINA.

(5)	The amount due to Yicang as of December 31, 2017 was the payable of rental expense.

(6)	The amount due to QuanZhuYi as of December 31, 2016 represents a cash advance for the marketing services provided by the Group.

Schedule of rollforward of the payable to / (receivable from) balance with related party

		Year Ended December 31,
		2015	2016	2017
		$	$	$
Balance at January 1		1,560,283	7,783,911	(6,019,121)
Loan from E-House	A	—	89,462,593	—
Repayment of loan to E-House	A	(42,513,286)	(87,600,000)	(1,862,593)
Dividend declared to E-House	B	18,738,984	—	—
Dividend paid to E-House	C	(18,738,984)	—	—
Corporate service provided by E-House under services agreements	D	6,040,071	8,585,821	5,447,864
Service provided to E-House	D	(28,679)	(94,548)	(126,168)
Service purchased from E-House	D	5,927,764	3,570,474	6,473,108
Net (payment) receipt	E	36,797,758	(27,727,372)	(2,536,135)

Balance at December 31		7,783,911	(6,019,121)	1,376,955

	As of December 31,
	2016	2017
	$	$
Loan payable to E-House (A)	1,862,593	—
Payables for services fee charged by E-House (D)	—	1,376,955
Receivables for E-House collection on behalf of the Company	(7,881,714)	—

Amounts due to/(from) E-House	(6,019,121)	1,376,955

A.	Represents the movement of the loan payable to E-House

B.

Represent the cash dividend declared by Leju to its shareholder E-House. In March 2015, the Company’s board of directors approved the payment of a cash dividend of $0.20 per ordinary share ($0.20 per ADS) directly from the additional paid-in capital account.

C.	Represent the cash dividend paid to E-House.

D.	Represents the movement of service fees receivable from and payable to E-House.

E.	Represents the cash flow between the Company and E-House except for the loan from (repaid to) E-House and dividend paid to E-House.